S000076296 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bridge Builder Tax Managed International Equity Fund | Bridge Builder Tax Managed International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	25.21%	3.04%	17.80%